SEGMENT REPORTING (Details 2) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Entity-Wide Information:
Revenue	¥ 6,304,926	¥ 4,192,568	¥ 4,712,100
eDiscovery
Entity-Wide Information:
Revenue	5,859,582	3,769,873	4,399,436
Review
Entity-Wide Information:
Revenue	832,492	472,074	971,701
Other
Entity-Wide Information:
Revenue	5,027,090	3,297,799	3,427,735
Investigation
Entity-Wide Information:
Revenue	299,095	240,843	188,685
Sales of forensic tools
Entity-Wide Information:
Revenue	21,926	62,576	26,584
Forensic training
Entity-Wide Information:
Revenue	6,325	28,934	40,700
Other
Entity-Wide Information:
Revenue	117,998	90,342	56,695
Intersegment
Entity-Wide Information:
Revenue	(985,830)	(795,526)	(741,050)
Long-lived assets	1,104,616
Japan
Entity-Wide Information:
Long-lived assets		425,715
Japan | Operating segments
Entity-Wide Information:
Revenue	3,845,779	2,841,963	3,870,702
Long-lived assets	3,254,442
Japan | Intersegment
Entity-Wide Information:
Revenue	739,796	624,629	655,876
U.S.
Entity-Wide Information:
Long-lived assets		154,589
U.S. | Operating segments
Entity-Wide Information:
Revenue	2,906,016	1,805,757	1,347,928
Long-lived assets	804,308
U.S. | Intersegment
Entity-Wide Information:
Revenue	121,546	59,169	76,293
Other
Entity-Wide Information:
Long-lived assets		122,610
Other | Operating segments
Entity-Wide Information:
Revenue	508,495	319,424	202,050
Long-lived assets	144,704
Other | Intersegment
Entity-Wide Information:
Revenue	124,488	111,728	8,881
Samsung Electronics Co., Ltd. | Japan
Entity-Wide Information:
Revenue	¥ 1,969,335
Concentration risk percentage	31.40%
Samsung Electronics Co., Ltd. | U.S. and Other
Entity-Wide Information:
Revenue	¥ 1,969,335	¥ 1,639,791	¥ 1,192,577
Concentration risk percentage		39.10%
Samsung Electronics Co., Ltd. | U.S. and Other | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage			25.30%
TMI Associates | Japan
Entity-Wide Information:
Revenue	¥ 641,074	¥ 622,355	¥ 614,160
Concentration risk percentage	10.20%	14.80%
TMI Associates | Japan | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage			13.00%